Financial Risk Management (Financial Risk Factors, Derivatives, Reconciliation of Hedging Reserves in Income Statement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Net losses on foreign exchange options not qualifying as hedges included in Other gains - net	¥ (376)	¥ (12,315)	¥ 14,519